Fair value of financial instruments (Tables)	12 Months Ended
Dec. 31, 2021
Fair value of financial instruments
Schedule of financial instruments measured at fair value on a recurring basis by caption on the consolidated statement of financial position using the fair value hierarchy
Financial instruments measured at fair value on a recurring basis by caption on the consolidated statement of financial position using the fair value hierarchy are described below:

	December 31, 2021
	Level 1	Level 2	Level 3	Total
Assets
Securities and other financial assets:
Securities at FVOCI - Corporate debt	—	193,488	—	193,488
Loans at FVTPL	—	—	5,313	5,313
Total securities and other financial assets	—	193,488	5,313	198,801

Derivative financial instruments - assets:
Interest rate swaps	—	1,282	—	1,282
Cross-currency swaps	—	9,523	—	9,523
Total derivative financial instrument assets	—	10,805	—	10,805
Total assets at fair value	—	204,293	5,313	209,606

Liabilities
Derivative financial instruments - liabilities:
Interest rate swaps	—	538	—	538
Cross-currency swaps	—	27,917	—	27,917
Total derivative financial instruments - liabilities	—	28,455	—	28,455
Total liabilities at fair value	—	28,455	—	28,455
A.    Recurring valuation (continued)

	December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets
Securities and other financial assets:
Securities at FVOCI - Corporate debt	—	226,235	—	226,235
Securities at FVOCI - Sovereign debt	—	5,113	—	5,113
Loans at FVTPL	—	—	4,949	4,949
Total securities and other financial assets	—	231,348	4,949	236,297

Derivative financial instruments - assets:
Interest rate swaps	—	1,831	—	1,831
Cross-currency swaps	—	25,947	—	25,947
Total derivative financial instrument assets	—	27,778	—	27,778
Total assets at fair value	—	259,126	4,949	264,075

Liabilities
Derivative financial instruments - liabilities:
Interest rate swaps	—	1,774	—	1,774
Cross-currency swaps	—	3,848	—	3,848
Foreign exchange forwards	—	3,589	—	3,589
Total derivative financial instruments - liabilities	—	9,211	—	9,211
Total liabilities at fair value	—	9,211	—	9,211

Schedule of carrying value and an estimated fair value of the bank's financial instruments that are not measured on a recurring basis
The following table provides information on the carrying value and the estimated fair value of the Bank’s financial instruments that are not measured on a recurring basis:

	December 31, 2021
	Carrying value	Fair value	Level 1	Level 2	Level 3
Assets
Cash and deposits on banks	1,253,052	1,253,052	—	1,253,052	—
Securities at amortized cost (1)	637,422	632,848	—	628,284	4,564
Loans at amortized cost, net (2)	5,707,709	5,806,915	—	5,806,915	—
Customers' liabilities under acceptances	201,515	201,515	—	201,515	—
Investment property	—	—	—	—	—

Liabilities
Deposits	3,037,457	3,037,457	—	3,037,457	—
Securities sold under repurchase agreements	427,497	427,497	—	427,497	—
Borrowings and debt, net (3)	3,304,178	3,294,135	—	3,294,135	—
Acceptances outstanding	201,515	201,515	—	201,515	—
B.    Non-recurring valuation (continued)

	December 31, 2020
	Carrying value	Fair value	Level 1	Level 2	Level 3
Assets
Cash and deposits on banks	863,812	863,812	—	863,812	—
Securities at amortized cost (1)	165,564	168,110	—	157,698	10,412
Loans at amortized cost, net (2)	4,891,698	4,972,599	—	4,972,599	—
Customers' liabilities under acceptances	74,366	74,366	—	74,366	—
Investment property	3,214	3,214	—	—	3,214

Liabilities
Deposits	3,140,875	3,140,875	—	3,140,875	—
Securities sold under repurchase agreements	10,663	10,663	—	10,663	—
Borrowings and debt, net (3)	1,966,271	1,989,719	—	1,989,719	—
Acceptances outstanding	74,366	74,366	—	74,366	—
(1)The carrying value of securities at amortized cost is net of accrued interest receivable of $8.1 million and the allowance for expected credit losses of $1.7 million as of December 31, 2021 (accrued interest receivable of $1.9 million and the allowance for expected credit losses of $0.4 million as of December 31, 2020).
(2)The carrying value of loans at amortized cost is net of accrued interest receivable of $23.3 million, the allowance for expected credit losses of $41.4 million and unearned interest and deferred fees of $8.7 million for December 31, 2021 (accrued interest receivable of $27.3 million, the allowance for expected credit losses of $41.1 million and unearned interest and deferred fees of $5.8 million for December 31, 2020).
(3)Borrowings and debt exclude lease liabilities for an amount of $17.7 million and $18.7 million as of December 31, 2021 and December 31, 2020, respectively.

Schedule of movement of instruments measured at level 3 fair value
The following table presents the movement of a level 3 financial instruments measured at fair value :

	Debt instruments at fair value through profit or loss (debentures )	Loans at fair value through profit or loss	Total

At December 31, 2019	6,492	—	6,492
Additions	1,433	5,750	7,183
Net changes in fair value(1)	(2,175)	(801)	(2,976)
Sales	(5,750)	—	(5,750)
At December 31, 2020	—	4,949	4,949
Additions	—	—	—
Net changes in fair value(1)	—	364	364
Sales	—	—	—
At December 31, 2021	—	5,313	5,313

Schedule of significant inputs used in the measurement of instruments at level 3 fair value
Inputs used in the fair value measurement are detailed as follows:

Observable inputs	Unobservable inputs
- Forward interest rate referenced to 12M USD Libor	- Discount rate or discount margin of floating rate bond "USD US composite B+" with credit risk similar to the instrument analyzed adjusted by the country risk premium.

Fair value measurement sensitivity to unobservable inputs – discount rate	2021	2020
A significant increase in volatility would result in a lower fair value	6.86% to 7.84%	3.128% to 8.89%

2020	2019
Unobservable inputs	Unobservable inputs
- Discount rate based on the return from CCC Corporate S&P Bond Index	- Discount rate for similar companies of the same business line adjusted due to the debt-equity structure of the issuer
- Probability of occurrence of the flows of each sale or conversion scenario
Observable inputs
- Average recovery factor for companies that reported default – Moody’s

	Range of estimates
Fair value measurement sensitivity to unobservable inputs – discount rate	2020	2019
A significant increase in volatility would result in a lower fair value	10.00% to 20.00%	12.97% to 27.50%

Schedule of changing one or more assumptions used can generate the following effect	For fair value measurements in level 3, changing one or more of the assumptions used would have the following effects.

Loans at fair value through profit or loss	Effect on profit or loss
+ 100 bps to the observable and unobservable inputs	(108)
- 100 bps to the observable and unobservable inputs	111